Note 6 - Real Estate Assets Held for Sale and Discontinued Operations:	9 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
6.	Real Estate Assets Held for Sale and Discontinued Operations:

FASB ASC Topic 360-10, Property, Plant and Equipment – Overall requires a long-lived asset to be classified as “held for sale” in the period in which certain criteria are met. The Company classifies real estate assets and their related liabilities as held for sale after the following conditions have been satisfied: (1) the receipt of approval from its board of directors to sell the asset, (2) the initiation of an active program to sell the asset, and (3) the asset is available for immediate sale and it is probable that the sale of the asset will be completed within one year. When assets are classified as held for sale, they are recorded at the lower of the assets’ carrying amount or fair value, less the estimated selling costs.

The Company and Gyrodyne Special Distribution LLC, its consolidated Variable Interest Entity, periodically classifies real estate assets as held for sale, and these assets and their liabilities are stated separately on the accompanying condensed consolidated balance sheets. During the second quarter of 2014, the Company’s board of directors approved the hiring of real estate brokers to facilitate the sale of the Cortlandt Manor Medical Center and Fairfax Medical Center. The Company expects to complete the sale of these properties within one year.

	Assets Held for Sale
	9/30/2014	12/31/2013
Property
Cortlandt Manor Medical Center (1)	$8,189,751	$8,272,231
Fairfax Medical Center	13,539,850	13,306,789
Accounts receivable	11,626	13,166
Deferred rent receivable	258,251	158,340
Prepaid expenses and other	411,914	273,795
Total Assets Held for Sale	$22,411,392	$22,024,321

	Liabilities Related to Real Estate Assets Held for Sale
	9/30/2014	12/31/2013
Accounts payable	$38,865	$106,978
Accrued liabilities	32,378	-
Deferred rent liability	84,043	72,535
Tenant security deposit payable	210,637	202,453
Total Liabilities Related to Real Estate Assets Held for Sale	$365,923	$381,966

(1)	The Cortlandt Manor Medical Center is inclusive of the two adjacent lots.

The results of operations and the gains or losses from operating properties that are held for sale and or disposed of in accordance with FASB ASC Topic 360-10, Property, Plant and Equipment – Overall, these assets and their liabilities are separately stated on the accompanying condensed consolidated balance sheets as “assets held for sale” or liabilities related to assets held for sale. Gains and losses, the results of operations, interest expense, and all expenses related to the retirement of debt from operating properties that are disposed of are included in discontinued operations in the period incurred and are shown separately in the condensed consolidated statements of operations as income from discontinued operations.

The following table summarizes the discontinued operations for the three and nine months ended September 30, 2014 and 2013 (unaudited):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenues
Rental income	$533,784	$488,603	$1,575,875	$1,457,539
Rental income - tenant reimbursements	41,265	37,274	152,925	145,478
Total rental income	575,049	525,877	1,728,800	1,603,017

Expenses
Rental Expenses	273,722	269,139	850,999	826,312
Depreciation	-	151,827	314,935	449,234
Total expenses	273,722	420,966	1,165,934	1,275,546

Net income from discontinuing operations	$301,327	$104,911	$562,866	$327,471

The Company assesses on a regular basis whether there are any indicators that the carrying value of its real estate assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset's carrying value is in excess of its estimated fair value. During the three and nine months ended September 30, 2014 and 2013, the Company did not recognize any impairment charges in discontinued operations, relating to real estate assets that were classified as held for sale.

During the second quarter of 2014, the Company recognized aggregate impairment charges of $200,000 on real estate assets classified in continuing operations. (See footnote 19)